Related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2024	Aug. 14, 2023
IfrsStatementLineItems [Line Items]
Cash	R$ 1,132,634	R$ 2,156,987
Lease payments	21,936	22,241
Management remuneration - non-statutory	R$ 16,917	R$ 18,072
Banco Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Fixed credit				R$ 144,000
Potengi [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Simple debentures			R$ 300,000